Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	September 30, 2024	December 31, 2023
Software and computer equipment	$291	$349
Machinery and equipment	—	34
Furniture and fixtures	32	39
Leasehold improvements	1,584	1,590
Property and equipment, gross	1,907	2,012
Less: accumulated depreciation and amortization	(1,852)	(1,942)
Property and equipment, net	$55	$70

Property and equipment, net consisted of the following (in thousands):

	As of December 31,
	2023	2022
Software and computer equipment	$349	$383
Machinery and equipment	34	10
Furniture and fixtures	39	83
Leasehold improvements	1,590	1,590
Property and equipment, gross	2,012	2,066
Less accumulated depreciation and amortization	(1,942)	(1,888)
Property and equipment, net	$70	$178